Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024